Other Long-term Assets (Details) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Other Long-term Assets
Investment in associated companies		227,656	34,323
Staff housing loans		58,766	26,529
Equity investments		38,473	7,915
Non-current deposits		3,198	17,704
Others		14,005	4,042
Total	$ 56,511	342,098	90,513